Summary of Significant Accounting Policies - Summary Of Detailed Information About Impacts On Adoption Of IFRS 16 Lease Policy (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ASSETS
Right-of-use assets	¥ 37,960	$ 5,818	¥ 43,073
Deferred income tax assets	745	114	1,226			¥ 5,973
Total non-current assets	471,980	72,334	478,904			495,261
Total assets	580,616	88,983	562,499			571,983
EQUITY
Reserves	(18,821)	(2,884)	(18,803)			(20,912)
Retained profits
-Proposed final dividend	5,018	769	4,529			1,591
- Others	86,334	13,231	80,265			69,315
Total equity	327,520	50,195	320,755			304,347
LIABILITIES
Lease liabilities (non-current portion)	16,458	2,522	21,535
Total non-current liabilities	31,068	4,761	36,554
Lease liabilities (current portion)	11,503	1,763	10,790
Current portion of other obligations	2,529	388	2,604
Current liabilities	222,028	34,027	205,190
Net current liabilities	(113,392)	(17,378)	(121,595)			(165,900)
Total assets less current liabilities	¥ 358,588	$ 54,956	¥ 357,309			329,361
Previously stated [member]
ASSETS
Property, plant and equipment					¥ 384,475
Lease prepayments					9,290
Interest in associates					35,758
Deferred income tax assets					3,401
Other assets					14,645
Total non-current assets					464,411
Prepayments and other current assets					11,106
Total current assets					75,909
Total assets					540,320
EQUITY
Reserves					(20,154)
Retained profits
-Proposed final dividend					4,100
- Others					75,920
Total equity					314,286	¥ 304,347
LIABILITIES
Other obligations					190
Total non-current liabilities					11,124
Current portion of other obligations					2,844
Current liabilities					214,910
Net current liabilities					(139,001)
Total assets less current liabilities					325,410
Impact of adoption of IFRS 16 [member]
ASSETS
Property, plant and equipment					(343)
Lease prepayments					(9,290)
Right-of-use assets					47,359
Interest in associates					(264)
Deferred income tax assets					271
Other assets					(1,801)
Total non-current assets					35,932
Prepayments and other current assets					(526)
Total current assets					(526)
Total assets					35,406
EQUITY
Reserves					(107)
Retained profits
- Others					(967)
Total equity					(1,074)
LIABILITIES
Lease liabilities (non-current portion)					27,576
Other obligations					(6)
Total non-current liabilities					27,570
Lease liabilities (current portion)					9,144
Current portion of other obligations					(234)
Current liabilities					8,910
Net current liabilities					(9,436)
Total assets less current liabilities					26,496
As Restated [member]
ASSETS
Property, plant and equipment				¥ 384,132
Right-of-use assets				47,359	¥ 47,359
Interest in associates				35,494
Deferred income tax assets				3,672
Other assets				12,844
Total non-current assets				500,343
Prepayments and other current assets				10,580
Total current assets				75,383
Total assets				575,726
EQUITY
Reserves				(20,261)
Retained profits
-Proposed final dividend				4,100
- Others				74,953
Total equity				313,212
LIABILITIES
Lease liabilities (non-current portion)				27,576
Other obligations				184
Total non-current liabilities				38,694
Lease liabilities (current portion)				9,144
Current portion of other obligations				2,610
Current liabilities				223,820
Net current liabilities				(148,437)
Total assets less current liabilities				¥ 351,906